QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited)	June 30, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.9%
COMMUNICATION SERVICES - 10.5%
Diversified Telecommunication Services - 7.1%
AT&T Inc.	95,276	$2,880,193
BCE Inc.	86,456	3,605,730
China Telecom Corp. Ltd., Class H Shares	6,052,000	1,696,501	(a)
Deutsche Telekom AG, Registered Shares	213,055	3,563,858	(a)
HKT Trust & HKT Ltd.	2,415,000	3,549,780	(a)
KT Corp., ADR	307,100	2,991,154
Nippon Telegraph & Telephone Corp.	155,400	3,617,742	(a)
Verizon Communications Inc.	61,100	3,368,443

Total Diversified Telecommunication Services		25,273,401

Media - 0.4%
Eutelsat Communications SA	168,854	1,555,839	(a)

Wireless Telecommunication Services - 3.0%
KDDI Corp.	118,400	3,549,970	(a)
NTT DOCOMO Inc.	157,600	4,204,208	(a)
Softbank Corp.	225,000	2,863,874	(a)

Total Wireless Telecommunication Services		10,618,052

TOTAL COMMUNICATION SERVICES		37,447,292

CONSUMER DISCRETIONARY - 6.6%
Auto Components - 0.9%
Bridgestone Corp.	92,200	2,966,553	(a)

Automobiles - 0.6%
Subaru Corp.	108,200	2,250,138	(a)

Hotels, Restaurants & Leisure - 1.8%
Brinker International Inc.	50,764	1,218,336
Cheesecake Factory Inc.	30,133	690,648
McDonald’s Corp.	16,000	2,951,520
Starbucks Corp.	22,000	1,618,980

Total Hotels, Restaurants & Leisure		6,479,484

Household Durables - 0.6%
Sekisui House Ltd.	111,800	2,128,425	(a)

Multiline Retail - 1.3%
Kohl’s Corp.	49,000	1,017,730
Target Corp.	30,000	3,597,900

Total Multiline Retail		4,615,630

Specialty Retail - 0.5%
American Eagle Outfitters Inc.	80,000	872,000
Foot Locker Inc.	26,395	769,678

Total Specialty Retail		1,641,678

See Notes to Schedule of Investments.

QS Global Dividend Fund 2020 Quarterly Report	1

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Textiles, Apparel & Luxury Goods - 0.9%
Pandora A/S	40,000	$2,171,470	(a)
Yue Yuen Industrial Holdings Ltd.	732,000	1,118,727	(a)

Total Textiles, Apparel & Luxury Goods		3,290,197

TOTAL CONSUMER DISCRETIONARY		23,372,105

CONSUMER STAPLES - 18.4%
Beverages - 1.8%
Asahi Group Holdings Ltd.	67,400	2,361,240	(a)
PepsiCo Inc.	17,500	2,314,550
Suntory Beverage & Food Ltd.	43,000	1,676,754	(a)

Total Beverages		6,352,544

Food & Staples Retailing - 4.7%
ICA Gruppen AB	56,910	2,696,740	(a)
Koninklijke Ahold Delhaize NV	133,000	3,621,764	(a)
Kroger Co.	55,000	1,861,750
Lawson Inc.	34,800	1,744,886	(a)
Walgreens Boots Alliance Inc.	28,935	1,226,555
Walmart Inc.	45,799	5,485,804

Total Food & Staples Retailing		16,637,499

Food Products - 6.1%
Campbell Soup Co.	61,231	3,038,895
Flowers Foods Inc.	80,000	1,788,800
General Mills Inc.	48,864	3,012,466
Hershey Co.	12,000	1,555,440
JM Smucker Co.	32,000	3,385,920
Kellogg Co.	58,841	3,887,036
Nestle SA, Registered Shares	28,747	3,175,830	(a)
Uni-President Enterprises Corp.	730,000	1,761,489	(a)

Total Food Products		21,605,876

Household Products - 3.6%
Church & Dwight Co. Inc.	48,000	3,710,400
Clorox Co.	11,378	2,495,992
Kimberly-Clark Corp.	27,935	3,948,612
Procter & Gamble Co.	21,772	2,603,278

Total Household Products		12,758,282

Tobacco - 2.2%
Altria Group Inc.	74,710	2,932,368
Imperial Brands PLC	108,821	2,072,293	(a)
KT&G Corp.	43,071	2,814,595	(a)

Total Tobacco		7,819,256

TOTAL CONSUMER STAPLES		65,173,457

See Notes to Schedule of Investments.

2	QS Global Dividend Fund 2020 Quarterly Report

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
ENERGY - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
China Petroleum & Chemical Corp., Class H Shares	3,800,000	$1,580,802	(a)
Neste oyj	68,567	2,677,865	(a)
Royal Dutch Shell PLC, Class A Shares	108,572	1,727,629	(a)
TC PipeLines LP	34,316	1,065,855
Valero Energy Corp.	25,882	1,522,379

TOTAL ENERGY		8,574,530

FINANCIALS - 6.1%
Banks - 2.2%
Aozora Bank Ltd.	70,700	1,230,795	(a)
Bankinter SA	310,226	1,476,936	(a)
Danske Bank A/S	90,536	1,204,216	*(a)
JPMorgan Chase & Co.	25,000	2,351,500
Wells Fargo & Co.	57,300	1,466,880

Total Banks		7,730,327

Insurance - 3.9%
Aflac Inc.	48,438	1,745,221
Axis Capital Holdings Ltd.	43,905	1,780,787
Direct Line Insurance Group PLC	949,350	3,183,577	(a)
Samsung Fire & Marine Insurance Co. Ltd.	11,000	1,609,042	(a)
Swiss Re AG	36,000	2,771,363	(a)
Talanx AG	75,000	2,783,353	(a)

Total Insurance		13,873,343

TOTAL FINANCIALS		21,603,670

HEALTH CARE - 18.5%
Biotechnology - 3.4%
AbbVie Inc.	47,000	4,614,460
Amgen Inc.	18,500	4,363,410
Gilead Sciences Inc.	40,000	3,077,600

Total Biotechnology		12,055,470

Health Care Providers & Services - 4.5%
AmerisourceBergen Corp.	36,000	3,627,720
CVS Health Corp.	58,645	3,810,165
Humana Inc.	12,229	4,741,795
UnitedHealth Group Inc.	13,000	3,834,350

Total Health Care Providers & Services		16,014,030

Pharmaceuticals - 10.6%
Bristol-Myers Squibb Co.	75,800	4,457,040
Eli Lilly & Co.	36,571	6,004,227
GlaxoSmithKline PLC	167,997	3,403,944	(a)

See Notes to Schedule of Investments.

QS Global Dividend Fund 2020 Quarterly Report	3

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Pharmaceuticals - (continued)
Johnson & Johnson	35,162	$4,944,832
Merck & Co. Inc.	61,679	4,769,637
Pfizer Inc.	144,982	4,740,911
Roche Holding AG	14,759	5,110,032	(a)
Sanofi	39,805	4,049,723	(a)

Total Pharmaceuticals		37,480,346

TOTAL HEALTH CARE		65,549,846

INDUSTRIALS - 5.9%
Aerospace & Defense - 0.6%
Lockheed Martin Corp.	6,200	2,262,504

Air Freight & Logistics - 0.5%
Royal Mail PLC	750,000	1,691,730	(a)

Commercial Services & Supplies - 1.7%
Republic Services Inc.	45,124	3,702,424
Waste Management Inc.	21,500	2,277,065

Total Commercial Services & Supplies		5,979,489

Construction & Engineering - 0.5%
Obayashi Corp.	198,000	1,851,598	(a)

Industrial Conglomerates - 1.0%
CITIC Ltd.	1,850,000	1,740,563	(a)
Jardine Matheson Holdings Ltd.	38,000	1,588,003	(a)

Total Industrial Conglomerates		3,328,566

Road & Rail - 1.0%
Aurizon Holdings Ltd.	1,060,000	3,609,015	(a)

Transportation Infrastructure - 0.6%
Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	255,000	1,840,789
Hutchison Port Holdings Trust, Class U Shares	4,157,800	403,398	(a)

Total Transportation Infrastructure		2,244,187

TOTAL INDUSTRIALS		20,967,089

INFORMATION TECHNOLOGY - 18.1%
Communications Equipment - 3.2%
Cisco Systems Inc.	89,836	4,189,951
Juniper Networks Inc.	150,900	3,449,574
Motorola Solutions Inc.	26,700	3,741,471

Total Communications Equipment		11,380,996

IT Services - 2.3%
Amdocs Ltd.	51,000	3,104,880
Capgemini SE	22,538	2,578,134	(a)
International Business Machines Corp.	21,610	2,609,840

Total IT Services		8,292,854

See Notes to Schedule of Investments.

4	QS Global Dividend Fund 2020 Quarterly Report

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 3.7%
Intel Corp.	104,287	$6,239,491
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	60,540	3,436,856
Texas Instruments Inc.	26,000	3,301,220

Total Semiconductors & Semiconductor Equipment		12,977,567

Software - 4.1%
Microsoft Corp.	52,052	10,593,102
Open Text Corp.	92,600	3,933,648

Total Software		14,526,750

Technology Hardware, Storage & Peripherals - 4.8%
Apple Inc.	27,915	10,183,392
Canon Inc.	60,000	1,193,699	(a)
FUJIFILM Holdings Corp.	51,000	2,182,224	(a)
HP Inc.	88,000	1,533,840
Lite-On Technology Corp.	1,278,000	2,014,555	(a)

Total Technology Hardware, Storage & Peripherals		17,107,710

TOTAL INFORMATION TECHNOLOGY		64,285,877

MATERIALS - 0.4%
Chemicals - 0.4%
LyondellBasell Industries NV, Class A Shares	21,256	1,396,944

REAL ESTATE - 4.5%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Life Storage Inc.	36,300	3,446,685
Public Storage	18,200	3,492,398
Simon Property Group Inc.	15,000	1,025,700

Total Equity Real Estate Investment Trusts (REITs)		7,964,783

Real Estate Management & Development - 2.3%
Aroundtown SA	414,000	2,369,629	*(a)
Daito Trust Construction Co. Ltd.	22,300	2,048,928	(a)
Hysan Development Co. Ltd.	500,000	1,612,113	(a)
TAG Immobilien AG	82,657	1,969,087	(a)

Total Real Estate Management & Development		7,999,757

TOTAL REAL ESTATE		15,964,540

UTILITIES - 7.5%
Electric Utilities - 4.1%
CLP Holdings Ltd.	220,933	2,163,541	(a)
Kansai Electric Power Co. Inc.	185,000	1,792,563	(a)
Pinnacle West Capital Corp.	38,000	2,785,020
Portland General Electric Co.	60,000	2,508,600

See Notes to Schedule of Investments.

QS Global Dividend Fund 2020 Quarterly Report	5

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY		SHARES	VALUE
Electric Utilities - (continued)
Red Electrica Corp. SA		132,000	$2,460,481	(a)
Southern Co.		57,000	2,955,450

Total Electric Utilities			14,665,655

Gas Utilities - 1.1%
Enagas SA		155,000	3,783,554	(a)

Independent Power and Renewable Electricity Producers - 0.3%
Huaneng Power International Inc., Class H Shares		2,524,000	953,271	(a)

Multi-Utilities - 2.0%
Canadian Utilities Ltd., Class A Shares		65,000	1,618,297
Dominion Energy Inc.		45,500	3,693,690
WEC Energy Group Inc.		22,091	1,936,276

Total Multi-Utilities			7,248,263

TOTAL UTILITIES			26,650,743

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $348,798,617)			350,986,093

	RATE
SHORT-TERM INVESTMENTS - 1.3%
Invesco Treasury Portfolio, Institutional Class (Cost - $4,677,649)	0.080%	4,677,649	4,677,649

TOTAL INVESTMENTS - 100.2% (Cost - $353,476,266)			355,663,742
Liabilities in Excess of Other Assets - (0.2)%			(536,513)

TOTAL NET ASSETS - 100.0%			$355,127,229

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	QS Global Dividend Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Global Dividend Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

7

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

8

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$12,845,520	$24,601,772	—	$37,447,292
Consumer Discretionary	12,736,792	10,635,313	—	23,372,105
Consumer Staples	43,247,866	21,925,591	—	65,173,457
Energy	2,588,234	5,986,296	—	8,574,530
Financials	7,344,388	14,259,282	—	21,603,670
Health Care	52,986,147	12,563,699	—	65,549,846
Industrials	10,082,782	10,884,307	—	20,967,089
Information Technology	56,317,265	7,968,612	—	64,285,877
Materials	1,396,944	—	—	1,396,944
Real Estate	7,964,783	7,999,757	—	15,964,540
Utilities	15,497,333	11,153,410	—	26,650,743

Total Long-Term Investments	223,008,054	127,978,039	—	350,986,093

Short-Term Investments†	4,677,649	—	—	4,677,649

Total Investments	$227,685,703	$127,978,039	—	$355,663,742

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

9